AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 7, 2017.

File Nos. 333-198603 and 811-22995

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒

TRIMTABS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, 2nd Floor
New York, New York 10105
(Address of Principal Executive Offices, Zip Code)

(212) 217-2470
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:
Stellar Corporate Services LLC
3500 South Dupont Highway
Dover, County of Kent, Delaware 19901

Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

This Post-Effective Amendment No. 21 (“PEA No. 21”) to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s Post-Effective Amendment No. 20 (“PEA No. 20”) on Form N-1A that was filed with the Securities and Exchange Commission on November 22, 2017 and effective on November 30, 2017.  This PEA No. 21 is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed as part of PEA No. 20 to the Registrant’s Registration Statement on November 22, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to the Registrant’s Registration Statement (File Nos. 333-198603 and 811- 22995) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 7th day of December, 2017.

TrimTabs ETF Trust

/s/ Theodore M. Theodore
Theodore M. Theodore
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Theodore M. Theodore	President and Principal Executive Officer	December 7, 2017
Theodore M. Theodore

/s/ Jeffrey Lazar	Principal Financial Officer	December 7, 2017
Jeffrey Lazar

/s/ Charles Biderman*	Trustee	December 7, 2017
Charles Biderman

/s/ Stephen J. Posner*	Trustee	December 7, 2017
Stephen J. Posner

/s/ David A. Kelly*	Trustee	December 7, 2017
David A. Kelly

/s/ Stacy L. Fuller
Stacy L. Fuller

* Signatures affixed by Stacy L. Fuller on December 7, 2017 pursuant to powers of attorney filed June 20, 2017 with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement and filed November 22, 2017 with Post-Effective Amendment No. 20 to the Registrant’s Registration Statement.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE